Loss Per Share (Details) - Schedule of numerator and denominator of the basic and diluted net loss per share - Loss Per Share [Member] - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator (USD in thousands):
Net loss attributable to Medigus Ltd. for basic loss per share (in Dollars)	$ (4,325)	$ (14,178)	$ (6,598)
Denominator (in thousands):
Weighted average ordinary shares – denominator for basic net loss per share (in Shares)	133,445	78,124	41,988
Net loss per share attributable to Medigus Ltd. (USD)
Basic	$ (0.03)	$ (0.18)	$ (0.16)
Diluted	$ (0.03)	$ (0.18)	$ (0.16)